UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Sovereign Investors Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.95%		$557,174,735

(Cost $410,538,714)

Consumer Discretionary 11.60%		66,664,400

Hotels, Restaurants & Leisure 4.34%
Darden Restaurants, Inc.	187,600	8,605,212
Marriott International, Inc., Class A	166,700	5,742,815
McDonald's Corp.	106,800	10,578,540

Specialty Retail 4.23%
Home Depot, Inc.	254,700	11,306,133
TJX Companies, Inc.	191,000	13,014,740

Textiles, Apparel & Luxury Goods 3.03%
NIKE, Inc., Class B	103,000	10,710,970
VF Corp. (L)	51,000	6,705,990

Consumer Staples 7.94%		45,604,493

Beverages 1.68%
PepsiCo, Inc.	146,825	9,641,998

Food Products 0.97%
General Mills, Inc.	139,500	5,556,285

Household Products 2.47%
The Procter & Gamble Company	224,895	14,177,381

Tobacco 2.82%
Philip Morris International, Inc.	217,050	16,228,829

Energy 11.67%		67,093,912

Energy Equipment & Services 3.04%
Helmerich & Payne, Inc. (L)	130,000	8,022,300
Schlumberger, Ltd.	125,700	9,448,869

Oil, Gas & Consumable Fuels 8.63%
Chevron Corp.	80,700	8,318,556
ConocoPhillips	85,500	5,831,955
Exxon Mobil Corp.	256,800	21,504,432
Occidental Petroleum Corp.	140,000	13,967,800

Financials 15.28%		87,828,237

Capital Markets 4.94%
Invesco, Ltd.	370,000	8,350,900
T. Rowe Price Group, Inc. (L)	243,500	14,084,040
The Goldman Sachs Group, Inc.	53,300	5,941,351

Commercial Banks 3.14%
Cullen/Frost Bankers, Inc. (L)	145,000	8,072,150
U.S. Bancorp	354,700	10,009,634

Diversified Financial Services 2.47%
JPMorgan Chase & Company	380,740	14,201,602

Insurance 4.73%
ACE, Ltd.	98,000	6,820,800
Aflac, Inc.	232,000	11,189,360
Prudential Financial, Inc.	160,000	9,158,400

1

John Hancock Sovereign Investors Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Health Care 10.66%		$61,269,759

Health Care Equipment & Supplies 2.91%
Baxter International, Inc.	97,500	5,409,300
Becton, Dickinson and Company (L)	144,000	11,291,040

Pharmaceuticals 7.75%
GlaxoSmithKline PLC, ADR (L)	300,000	13,362,000
Johnson & Johnson	275,000	18,125,250
Novartis AG, ADR (L)	240,658	13,082,169

Industrials 13.01%		74,767,428

Aerospace & Defense 1.85%
United Technologies Corp.	136,000	10,655,600

Electrical Equipment 2.61%
Emerson Electric Company (L)	292,200	15,013,236

Industrial Conglomerates 1.74%
General Electric Company	533,350	9,978,979

Machinery 4.75%
Caterpillar, Inc.	113,076	12,338,853
Dover Corp.	136,000	8,623,760
Stanley Black & Decker, Inc.	90,000	6,316,200

Road & Rail 2.06%
Norfolk Southern Corp.	164,000	11,840,800

Information Technology 20.88%		119,980,042

Communications Equipment 2.65%
QUALCOMM, Inc.	259,000	15,234,380

Computers & Peripherals 5.77%
Apple, Inc. (I)	48,425	22,105,044
EMC Corp. (I)	430,000	11,076,800

Internet Software & Services 2.17%
Google, Inc., Class A (I)	21,460	12,449,161

IT Services 2.96%
Automatic Data Processing, Inc.	68,990	3,779,272
International Business Machines Corp.	68,800	13,250,880

Semiconductors & Semiconductor Equipment 3.19%
Linear Technology Corp.	291,000	9,696,120
Microchip Technology, Inc. (L)	233,800	8,629,558

Software 4.14%
Microsoft Corp.	455,050	13,437,627
Oracle Corp.	366,000	10,321,200

Materials 3.60%		20,685,990

Chemicals 3.60%
Albemarle Corp.	213,000	13,698,030
Praxair, Inc.	65,800	6,987,960

Telecommunication Services 1.27%		7,295,474

Diversified Telecommunication Services 1.27%
AT&T, Inc.	248,061	7,295,474

2

John Hancock Sovereign Investors Fund
As of 1-31-12 (Unaudited)

		Shares	Value

Utilities 1.04%			$5,985,000

Electric Utilities 1.04%
NextEra Energy, Inc.		100,000	5,985,000

	Yield	Shares	Value

Securities Lending Collateral 8.89%			$51,054,940

(Cost $51,029,667)

John Hancock Collateral Investment Trust (W)	0.3891%(Y)	5,100,801	51,054,940

		Par value	Value

Short-Term Investments 0.61%			$3,520,000

(Cost $3,520,000)

Repurchase Agreement 0.61%			3,520,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at 0.010% to be repurchased at $3,520,001 on 2-1-12, collateralized by $3,585,000 Federal National
Mortgage Association, 0.500% due 9-6-13 (valued at $3,593,846, including interest)		3,520,000	3,520,000

Total investments (Cost $465,088,381)† 106.45%			$611,749,675

Other assets and liabilities, net (6.45%)			($37,058,344)

Total net assets 100.00%			$574,691,331

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $466,340,048. Net unrealized appreciation aggregated $145,409,627, of which $149,452,348 related to appreciated investment securities and $4,042,721 related to depreciated investment securities.

3

John Hancock Sovereign Investors Funds
As of 1-31-12

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their closing net asset values each day. Certain securities traded only in the over-the –counter market are valued at the last bid price quoted by brokers making markets in the securities at close of trading. Certain short term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 1/12
3/12

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Balanced Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 63.38%		$616,054,297

(Cost $512,509,751)

Consumer Discretionary 4.97%		48,323,591

Automobiles 0.23%
Ford Motor Company	178,442	2,216,250

Household Durables 0.31%
PulteGroup, Inc. (I)(L)	408,948	3,046,663

Internet & Catalog Retail 1.44%
Amazon.com, Inc. (I)	72,035	14,006,485

Media 1.28%
News Corp., Class B	388,610	7,566,237
Sirius XM Radio, Inc. (I)	2,316,695	4,841,893

Specialty Retail 1.71%
Lowe's Companies, Inc.	227,088	6,092,771
Staples, Inc.	721,346	10,553,292

Consumer Staples 4.47%		43,464,661

Beverages 1.42%
PepsiCo, Inc.	209,571	13,762,528

Food & Staples Retailing 1.76%
CVS Caremark Corp.	409,780	17,108,315

Food Products 0.47%
Archer-Daniels-Midland Company	160,773	4,602,931

Household Products 0.82%
The Procter & Gamble Company	126,759	7,990,887

Energy 8.25%		80,233,183

Energy Equipment & Services 3.10%
Ensco International PLC, ADR	58,730	3,091,547
Noble Corp. (I)	271,448	9,457,248
Schlumberger, Ltd.	164,356	12,354,641
Weatherford International, Ltd. (I)	312,670	5,234,096

Oil, Gas & Consumable Fuels 5.15%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
Consol Energy, Inc.	76,868	2,747,262
Denbury Resources, Inc. (I)(L)	799,702	15,082,380
OGX Petroleo e Gas Participacoes SA (I)	531,706	5,036,478
Peabody Energy Corp.	75,561	2,575,874
Southwestern Energy Company (I)	151,209	4,708,648
Suncor Energy, Inc.	578,084	19,943,898

Financials 9.69%		94,203,002

Capital Markets 3.07%
BlackRock, Inc.	23,293	4,239,326
Franklin Resources, Inc.	70,850	7,517,185
Lazard, Ltd., Class A	202,779	5,823,813
The Charles Schwab Corp.	606,505	7,065,783
The Goldman Sachs Group, Inc.	46,739	5,209,996

Diversified Financial Services 2.46%
Bank of America Corp.	397,601	2,834,895
Citigroup, Inc.	259,532	7,972,823

1

Balanced Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

JPMorgan Chase & Company	351,646	$13,116,396

Insurance 4.16%
Berkshire Hathaway, Inc., Class B (I)	96,904	7,594,366
MetLife, Inc.	486,734	17,196,312
Prudential Financial, Inc.	124,756	7,141,033
The Progressive Corp.	418,692	8,491,074

Health Care 6.94%		67,404,957

Biotechnology 0.96%
Amgen, Inc.	136,977	9,302,108

Health Care Equipment & Supplies 1.01%
Medtronic, Inc.	254,705	9,823,972

Health Care Providers & Services 2.65%
Express Scripts, Inc. (I)	389,598	19,931,834
McKesson Corp.	71,433	5,837,505

Pharmaceuticals 2.32%
Abbott Laboratories	211,039	11,427,762
Pfizer, Inc.	517,840	11,081,776

Industrials 7.68%		74,598,156

Aerospace & Defense 2.37%
Honeywell International, Inc.	118,915	6,901,827
Textron, Inc.	118,214	3,012,093
United Technologies Corp.	167,049	13,088,289

Air Freight & Logistics 0.65%
Expeditors International of Washington, Inc.	142,106	6,345,033

Airlines 0.37%
Delta Air Lines, Inc. (I)	344,921	3,638,917

Commercial Services & Supplies 1.92%
Iron Mountain, Inc. (L)	212,252	6,541,607
Republic Services, Inc.	414,038	12,123,033

Industrial Conglomerates 1.87%
Danaher Corp.	345,099	18,121,148

Machinery 0.50%
Deere & Company	56,021	4,826,209

Information Technology 16.15%		156,980,116

Communications Equipment 2.92%
QUALCOMM, Inc.	481,645	28,330,357

Computers & Peripherals 4.94%
Apple, Inc. (I)	56,541	25,809,836
EMC Corp. (I)	558,000	14,374,080
Hewlett-Packard Company	280,849	7,858,155

Internet Software & Services 2.59%
eBay, Inc. (I)	134,640	4,254,624
Google, Inc., Class A (I)	36,116	20,951,253

Semiconductors & Semiconductor Equipment 0.20%
NXP Semiconductor NV (I)	91,131	1,934,711

Software 5.50%
Adobe Systems, Inc. (I)	216,535	6,701,758

2

Balanced Fund
As of 1-31-12 (Unaudited)

			Shares	Value

Information Technology (continued)

Intuit, Inc.			233,442	$13,175,466
Microsoft Corp.			925,455	27,328,686
Oracle Corp.			222,028	6,261,190

Materials 4.25%				41,293,596

Chemicals 2.52%
Ecolab, Inc. (L)			274,126	16,568,175
LyondellBasell Industries NV, Class A			71,707	3,090,572
Monsanto Company			58,588	4,807,145

Containers & Packaging 0.63%
Boise, Inc.			70,816	541,034
Owens-Illinois, Inc. (I)			232,407	5,589,388

Metals & Mining 1.10%
Avalon Rare Metals, Inc. (I)			451,700	1,531,645
Barrick Gold Corp.			129,244	6,366,559
Freeport-McMoRan Copper & Gold, Inc.			60,573	2,799,078

Utilities 0.98%				9,553,035

Electric Utilities 0.98%
PPL Corp.			343,758	9,553,035

			Shares	Value

Preferred Securities 0.14%				$1,325,599

(Cost $1,154,100)

Energy 0.14%				1,325,599

Oil, Gas & Consumable Fuels 0.14%
Apache Corp., Series D, 6.000% (L)			23,082	1,325,599

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency
Obligations 11.75%				$114,159,022

(Cost $112,318,839)

U.S. Government 2.15%				20,845,537

U.S. Treasury Bonds
Bond	3.125	11/15/41	$2,130,000	2,208,544
Bond	3.750	08/15/41	3,630,000	4,232,921
U.S. Treasury Notes
Note	0.875	12/31/16	4,000,000	4,037,188
Note	2.000	11/15/21	4,855,000	4,944,516
U.S. Treasury Strips, PO	2.906	11/15/30	9,390,000	5,422,368

U.S. Government Agency 9.60%				93,313,485

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru CTF	6.500	06/01/37	195,134	216,903
30 Yr Pass Thru CTF	6.500	11/01/37	878,045	974,905
30 Yr Pass Thru CTF	6.500	02/01/38	230,356	255,768

3

Balanced Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Federal National Mortgage Association
15 Yr Pass Thru CTF	3.000	TBA	$4,000,000	$4,170,874
15 Yr Pass Thru CTF	6.500	08/01/16	10,008	10,790
30 Yr Pass Thru CTF	4.000	12/01/41	8,561,403	9,087,111
30 Yr Pass Thru CTF	4.000	01/01/42	18,444,591	19,525,297
30 Yr Pass Thru CTF	4.500	06/01/41	1,268,115	1,359,960
30 Yr Pass Thru CTF	4.500	07/01/41	9,703,578	10,406,373
30 Yr Pass Thru CTF	5.000	03/01/41	4,958,108	5,353,151
30 Yr Pass Thru CTF	5.000	04/01/41	26,045,445	28,211,341
30 Yr Pass Thru CTF	5.500	12/01/37	2,082,724	2,263,314
30 Yr Pass Thru CTF	5.500	11/01/39	3,164,677	3,450,949
30 Yr Pass Thru CTF	6.000	05/01/37	726,587	801,295
30 Yr Pass Thru CTF	6.000	07/01/38	4,084,108	4,515,521
30 Yr Pass Thru CTF	6.500	01/01/39	1,932,352	2,160,837
30 Yr Pass Thru CTF	6.500	03/01/39	404,129	452,419
30 Yr Pass Thru CTF	7.000	06/01/31	4,299	4,939
30 Yr Pass Thru CTF	7.000	06/01/32	2,512	2,879
30 Yr Pass Thru CTF	7.500	04/01/31	6,556	7,742
30 Yr Pass Thru CTF	8.000	01/01/31	5,475	6,569
Government National Mortgage Association
30 Yr Pass Thru CTF	6.500	04/15/29	63,648	73,016
30 Yr Pass Thru CTF	9.000	04/15/21	1,316	1,532

Foreign Government
Obligations 0.20%				$1,933,574

(Cost $1,882,147)

South Korea 0.20%				1,933,574

Korea Development Bank	4.000	09/09/16	1,890,000	1,933,574

Corporate Bonds 12.93%				$125,716,101

(Cost $118,910,843)

Consumer Discretionary 1.00%				9,741,873

Auto Components 0.10%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,006,250

Automobiles 0.17%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,560,000	1,599,688

Media 0.73%
CBS Corp.	7.875	07/30/30	1,770,000	2,288,699
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	4,847,236

Consumer Staples 0.51%				4,915,152

Food Products 0.21%
Ralcorp Holdings Corp.	4.950	08/15/20	2,000,000	2,028,600

Household Products 0.11%
Yankee Candle Company, Inc.	8.500	02/15/15	1,000,000	1,021,250

Tobacco 0.19%
Lorillard Tobacco Company	6.875	05/01/20	1,615,000	1,865,302

4

Balanced Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy 1.17%				$11,348,308

Oil, Gas & Consumable Fuels 1.17%
Kerr-McGee Corp.	6.950	07/01/24	$2,000,000	2,431,242
Kinder Morgan Energy Partners LP	5.950	02/15/18	5,000,000	5,748,035
Kinder Morgan Finance Company LLC	5.700	01/05/16	2,000,000	2,075,000
NuStar Logistics LP	4.800	09/01/20	1,045,000	1,094,031

Financials 5.76%				56,024,917

Capital Markets 1.48%
Credit Suisse New York	5.400	01/14/20	1,420,000	1,436,960
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,360,000	1,295,350
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	2,887,413
Morgan Stanley	6.000	04/28/15	5,000,000	5,268,525
The Goldman Sachs Group, Inc.	5.375	03/15/20	2,000,000	2,030,220
The Goldman Sachs Group, Inc.	6.750	10/01/37	1,500,000	1,485,738

Commercial Banks 1.24%
Abbey National Treasury Services PLC	4.000	04/27/16	1,945,000	1,887,868
Barclays Bank PLC	5.140	10/14/20	1,365,000	1,309,058
BBVA Bancomer SA (S)	6.500	03/10/21	2,470,000	2,456,415
First Tennessee Bank NA	5.050	01/15/15	595,000	603,194
Lloyds TSB Bank PLC	6.375	01/21/21	2,205,000	2,360,371
Wachovia Corp.	5.750	02/01/18	3,000,000	3,456,120

Consumer Finance 0.23%
Discover Bank	7.000	04/15/20	2,000,000	2,192,338

Diversified Financial Services 1.05%
Bank of America Corp.	5.650	05/01/18	2,000,000	2,046,966
Citigroup, Inc.	6.125	05/15/18	2,000,000	2,198,606
GE Capital Trust I (6.375% to 11/15/2017, then 3 month
LIBOR + 2.290%)	6.375	11/15/67	1,000,000	996,350
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,052,349
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,752,200
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,196,238

Insurance 0.69%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,885,512
CNA Financial Corp.	6.500	08/15/16	1,675,000	1,827,229
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	935,000	832,150
The Travelers Companies, Inc.	3.900	11/01/20	2,000,000	2,194,910

Real Estate Investment Trusts 1.07%
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,289,213
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,187,082
Prologis LP	6.625	05/15/18	755,000	850,599
Ventas Realty LP	4.750	06/01/21	1,920,000	1,980,042
Vornado Realty LP	4.250	04/01/15	1,805,000	1,884,987
Weyerhaeuser Company	7.375	03/15/32	2,000,000	2,180,914

Industrials 1.29%				12,549,663

Aerospace & Defense 0.22%
Textron, Inc.	6.200	03/15/15	2,000,000	2,146,484

5

Balanced Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Aerospace & Defense 0.21%
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	$2,680,000	$2,010,000

Airlines 0.30%
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,512,681	1,633,695
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,190,000	1,249,500

Building Products 0.22%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,150,000

Commercial Services & Supplies 0.16%
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,593,225

Industrial Conglomerates 0.18%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,755,000	1,766,759

Materials 1.41%				13,751,376

Chemicals 0.26%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,345,000	2,538,463

Metals & Mining 0.64%
Alcoa, Inc.	5.400	04/15/21	1,300,000	1,365,853
ArcelorMittal	9.850	06/01/19	2,000,000	2,359,278
Commercial Metals Company	7.350	08/15/18	2,500,000	2,493,750

Paper & Forest Products 0.51%
International Paper Company	7.950	06/15/18	4,000,000	4,994,032

Telecommunication Services 1.19%				11,597,411

Diversified Telecommunication Services 0.94%
Crown Castle Towers LLC (S)	6.113	01/15/20	2,125,000	2,384,943
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	2,505,000	2,520,564
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,449,024
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,696,875
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,101,563

Wireless Telecommunication Services 0.25%
America Movil SAB de CV	5.000	03/30/20	2,170,000	2,444,442

Utilities 0.60%				5,787,401

Electric Utilities 0.17%
Beaver Valley II Funding	9.000	06/01/17	511,000	534,562
Oncor Electric Delivery Company LLC	5.750	09/30/20	1,000,000	1,135,249

Independent Power Producers & Energy Traders 0.22%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	2,000,000	2,155,090

Multi-Utilities 0.21%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	1,962,500

6

Balanced Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 0.47%				$4,545,338

(Cost $4,416,813)

Financials 0.47%				4,545,338

Commercial Banks 0.25%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	$2,440,000	2,421,700

Insurance 0.22%
Aon Corp.	8.205	01/01/27	1,800,000	2,123,638

Municipal Bonds 0.06%				$577,359

(Cost $546,431)

State of Illinois	5.100	06/01/33	610,000	577,359

Collateralized Mortgage
Obligations 4.73%				$45,994,238

(Cost $48,878,715)

Commercial & Residential 3.47%				33,755,819

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05/10/45	2,990,000	3,204,927
Series 2006-4, Class AM	5.675	07/10/46	3,015,000	3,180,210
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.007	12/10/49	3,000,000	3,437,427
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.168	08/19/34	4,201,544	3,737,731
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.079	07/10/38	2,450,000	2,533,540
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.065	04/15/45	2,000,000	2,119,146
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,217,216
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	2,000,000	2,121,164
Series 2007-C1, Class AM	5.455	02/15/40	4,025,000	4,115,502
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,405,233
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	4,475,000	4,683,723

U.S. Government Agency 1.26%				12,238,419

Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02/15/38	5,308,171	604,660
Federal National Mortgage Association
Series 20011-146, Class MA	3.500	08/25/41	4,920,378	5,152,486
Series 2009-50, Class GI IO	5.000	05/25/39	8,111,330	1,030,144
Series 398, Class C3 IO	4.500	05/25/39	4,222,839	505,875
Series 402, Class 4 IO	4.000	10/25/39	9,015,687	1,013,036
Series 407, Class 15 IO	5.000	01/25/40	6,643,329	1,011,360
Series 407, Class 16 IO	5.000	01/25/40	1,624,718	173,334
Series 407, Class 17 IO	5.000	01/25/40	1,427,110	166,284
Series 407, Class 21 IO	5.000	01/25/39	5,864,467	690,976
Series 407, Class 7 IO	5.000	03/25/41	5,114,957	822,867
Series 407, Class 8 IO	5.000	03/25/41	2,399,092	358,543

7

Balanced Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
Rate (%)		date		Value

U.S. Government Agency (continued)

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	$7,471,813	$708,854

Asset Backed Securities 3.17%				$30,853,033

(Cost $32,235,000)

Asset Backed Securities 3.17%				30,853,033

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.726	05/25/35	2,180,000	1,938,951
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.426	10/25/36	3,011,641	2,734,197
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	1,011,360
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.786	06/25/35	1,625,000	1,452,469
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.756	11/25/35	1,840,000	1,435,005
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	1,421,641	1,395,625
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.646	09/25/36	3,425,000	2,976,657
Series 2005-WMC1, Class M1 (P)	1.026	09/25/35	1,340,049	1,241,620
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.726	03/25/35	1,870,000	1,309,456
Series 2005-3, Class M1 (P)	0.756	07/25/35	1,390,000	1,193,503
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.356	03/25/35	3,200,000	2,859,754
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.906	02/25/35	4,050,000	3,271,987
Series 2005-WCH1, Class M2 (P)	0.796	01/25/36	4,315,000	3,710,973
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.686	05/25/35	1,381,055	1,232,652
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,930,200	3,088,824

		Yield	Shares	Value

Securities Lending Collateral 2.34%				$22,706,125

(Cost $22,690,291)

John Hancock Collateral Investment Trust (W)		0.3891% (Y)	2,268,525	22,706,125

			Par value	Value

Short-Term Investments 0.09%				$911,000

(Cost $911,000)

Repurchase Agreement 0.09%				911,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $911,000 on 2-1-12, collateralized by
$920,000 U.S. Treasury Notes, 0.750% due 8-15-13 (valued at
$930,896, including interest)			$911,000	911,000

8

Balanced Fund
As of 1-31-12 (Unaudited)

Total investments (Cost $856,453,930)† 99.26%	$964,775,686

Other assets and liabilities, net 0.74%	$7,148,309

Total net assets 100.00%	$971,923,995

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security - Principal Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $876,916,368. Net unrealized appreciation aggregated $87,859,318 of which $113,477,822 related to appreciated investment securities and $25,618,504 related to depreciated investment securities.

9

Balanced Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$48,323,591	$48,323,591	—	—
Consumer Staples	43,464,661	43,464,661	—	—
Energy	80,233,183	80,232,072	—	$1,111
Financials	94,203,002	94,203,002	—	—
Health Care	67,404,957	67,404,957	—	—
Industrials	74,598,156	74,598,156	—	—
Information Technology	156,980,116	156,980,116	—	—
Materials	41,293,596	41,293,596	—	—
Utilities	9,553,035	9,553,035	—	—
Preferred Securities	1,325,599	1,325,599	—	—
U.S. Government & Agency Obligations	114,159,022	—	$114,159,022	—
Foreign Government Obligations	1,933,574	—	1,933,574	—
Corporate Bonds	125,716,101	—	125,716,101	—
Capital Preferred Securities	4,545,338	—	4,545,338	—
Municipal Bonds	577,359	—	577,359	—
Collateralized Mortgage Obligations	45,994,238	—	45,994,238	—
Asset Backed Securities	30,853,033	—	30,853,033	—
Securities Lending Collateral	22,706,125	22,706,125	—	—
Short-Term Investments	911,000	—	911,000	—
Total Investments in Securities	$964,775,686	$640,084,910	$324,689,665	$ 1,111
Other Financial Instruments
Futures	($126,987)	($126,987)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality,

10

Balanced Fund
As of 1-31-12 (Unaudited)

coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended January 31, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at January 31, 2012. During the period ended January 31, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $19.8 million, as measured at each quarter end.

	Number of		Expiration		Unrealized
Open Contracts	Contracts	Position	Date	Value	Depreciation

U.S. Treasury 10-Year Note Futures	159	Short	Mar 2012	($19,837,500)	($126,987)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

Risk	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value

Interest rate	Futures	-	($126,987)
contracts

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 1/12
3/12

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Large Cap Equity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 100.27%		$1,830,321,118

(Cost $1,788,789,453)

Consumer Discretionary 20.08%		366,551,674

Hotels, Restaurants & Leisure 0.37%
International Speedway Corp., Class A	262,627	6,773,150

Household Durables 1.94%
Lennar Corp., Class A (L)	1,644,380	35,337,726

Internet & Catalog Retail 6.02%
Amazon.com, Inc. (I)	483,793	94,068,711
Blue Nile, Inc. (I)	390,430	15,753,851

Media 4.84%
CBS Corp., Class B	1,120,170	31,902,442
Omnicom Group, Inc.	788,270	35,952,995
The Walt Disney Company	528,130	20,544,257

Multiline Retail 1.54%
Target Corp.	552,800	28,087,768

Specialty Retail 5.37%
Lowe's Companies, Inc.	2,051,421	55,039,625
The Home Depot, Inc.	970,740	43,091,149

Consumer Staples 5.03%		91,883,668

Beverages 3.98%
Diageo PLC, ADR	348,569	30,879,728
PepsiCo, Inc.	637,871	41,888,989

Tobacco 1.05%
Philip Morris International, Inc.	255,650	19,114,951

Energy 12.30%		224,419,800

Energy Equipment & Services 3.66%
National Oilwell Varco, Inc.	276,400	20,448,072
Schlumberger, Ltd.	616,716	46,358,542

Oil, Gas & Consumable Fuels 8.64%
Apache Corp.	496,550	49,098,864
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	186,690	19,244,005
Exxon Mobil Corp.	249,490	20,892,293
Occidental Petroleum Corp.	435,630	43,462,805
Ultra Petroleum Corp. (I)	1,036,630	24,910,219

Financials 20.60%		375,954,043

Capital Markets 6.78%
State Street Corp.	667,730	26,161,661
T. Rowe Price Group, Inc. (L)	904,320	52,305,869
The Goldman Sachs Group, Inc.	406,678	45,332,397

Commercial Banks 1.76%
Wells Fargo & Company	1,096,630	32,032,562

Consumer Finance 1.09%
American Express Company	395,260	19,818,336

Diversified Financial Services 8.84%
Bank of America Corp.	5,633,184	40,164,602

1

Large Cap Equity Fund
As of 1-31-12 (Unaudited)

		Shares	Value

Financials (continued)

JPMorgan Chase & Company		1,555,683	$58,026,976
Moody's Corp. (L)		1,698,200	63,223,986

Insurance 2.13%
Prudential Financial, Inc.		679,379	38,887,654

Health Care 11.03%			201,350,036

Biotechnology 3.05%
Amgen, Inc.		820,078	55,691,497

Health Care Equipment & Supplies 1.69%
Medtronic, Inc.		799,492	30,836,406

Health Care Providers & Services 0.19%
Amsurg Corp. (I)		137,411	3,538,333

Pharmaceuticals 6.10%
Merck & Company, Inc.		1,744,180	66,732,327
Novartis AG, ADR (L)		326,860	17,768,110
Pfizer, Inc.		1,251,559	26,783,363

Industrials 5.99%			109,352,668

Air Freight & Logistics 2.16%
United Parcel Service, Inc., Class B		521,410	39,444,667

Industrial Conglomerates 1.45%
General Electric Company		1,413,960	26,455,192

Professional Services 2.38%
Robert Half International, Inc.		1,569,260	43,452,809

Information Technology 23.42%			427,544,453

Communications Equipment 8.78%
Cisco Systems, Inc.		2,900,030	56,927,589
QUALCOMM, Inc.		1,756,701	103,329,149

Internet Software & Services 4.69%
Ancestry.com, Inc. (I)		1,310,711	38,797,046
Google, Inc., Class A (I)		80,724	46,828,800

IT Services 4.15%
Broadridge Financial Solutions, Inc.		854,000	20,470,380
Visa, Inc., Class A		548,870	55,238,277

Software 5.80%
FactSet Research Systems, Inc.		435,630	38,474,842
Oracle Corp.		2,392,850	67,478,370

Materials 1.82%			33,264,776

Chemicals 1.82%
Air Products & Chemicals, Inc.		377,880	33,264,776

	Yield	Shares	Value

Securities Lending Collateral 3.34%			$61,009,777

(Cost $61,005,466)

John Hancock Collateral Investment Trust (W)	0.3891% (Y)	6,095,370	61,009,777

2

Large Cap Equity Fund
As of 1-31-12 (Unaudited)

Total investments (Cost $1,849,794,919)† 103.61%	$1,891,330,895

Other assets and liabilities, net (3.61%)	($65,870,178)

Total net assets 100.00%	$1,825,460,717

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,858,885,562. Net unrealized appreciation aggregated $32,445,333, of which $85,639,874 related to appreciated investment securities and $53,194,541 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$366,551,674	$366,551,674	—	—
Consumer Staples	91,883,668	91,883,668	—	—
Energy	224,419,800	224,414,800	—	$5,000
Financials	375,954,043	375,954,043	—	—
Health Care	201,350,036	201,350,036	—	—
Industrials	109,352,668	109,352,668	—	—
Information Technology	427,544,453	427,544,453	—	—
Materials	33,264,776	33,264,776	—	—
Securities Lending Collateral	61,009,777	61,009,777	—	—
Total Investments in Securities	$1,891,330,895	$1,891,325,895	—	$5,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 1/12
3/12

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Small Cap Intrinsic Value Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.30%		$367,284,387

(Cost $374,970,010)

Consumer Discretionary 24.65%		91,190,718

Auto Components 0.27%
Azure Dynamics Corp.	14,500,000	1,012,267

Diversified Consumer Services 2.44%
Ascent Capital Group, Inc., Class A (I)	79,858	3,784,471
ChinaCast Education Corp. (I)	851,000	5,233,650

Hotels, Restaurants & Leisure 0.71%
Ruby Tuesday, Inc. (I)	350,000	2,628,500

Household Durables 5.23%
PulteGroup, Inc. (I)	2,595,990	19,340,126

Internet & Catalog Retail 2.19%
E-Commerce China Dangdang, Inc., ADR (I)	1,100,006	8,085,044

Media 6.05%
Live Nation Entertainment, Inc. (I)	545,600	5,608,768
LodgeNet Interactive Corp. (I)	1,024,498	3,688,193
MDC Partners, Inc., Class A	1,000,000	13,080,000

Specialty Retail 3.11%
DSW, Inc., Class A	230,582	11,522,183

Textiles, Apparel & Luxury Goods 4.65%
Iconix Brand Group, Inc. (I)	851,700	15,679,797
Joe's Jeans, Inc. (I)	2,214,086	1,527,719

Consumer Staples 3.87%		14,300,528

Food Products 0.01%
Reddy Ice Holdings, Inc. (I)	124,248	47,227

Household Products 3.86%
Spectrum Brands Holdings, Inc. (I)	492,342	14,253,301

Energy 14.51%		53,672,536

Energy Equipment & Services 7.52%
Atwood Oceanics, Inc. (I)	417,957	19,217,663
Tidewater, Inc.	159,960	8,613,846

Oil, Gas & Consumable Fuels 6.99%
Carrizo Oil & Gas, Inc. (I)	140,000	3,400,600
Clayton Williams Energy, Inc. (I)	55,000	4,476,450
Denbury Resources, Inc. (I)	233,485	4,403,527
Energy XXI Bermuda, Ltd. (I)	270,000	8,864,100
Kodiak Oil & Gas Corp. (I)	285,000	2,584,950
McMoRan Exploration Company (I)	180,000	2,111,400

Financials 18.07%		66,838,619

Capital Markets 1.94%
Janus Capital Group, Inc.	911,648	7,174,670

Commercial Banks 11.03%
BancorpSouth, Inc.	151,000	1,695,730
Bond Street Holdings LLC, Class A (I)(S)	650,000	11,700,000
East West Bancorp, Inc.	162,029	3,558,157
First Commonwealth Financial Corp.	410,086	2,271,876

1

Small Cap Intrinsic Value Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Great Southern Bancorp, Inc.	20,000	$486,000
Hanmi Financial Corp. (I)	598,492	4,931,574
PrivateBancorp, Inc.	75,000	1,060,500
Regions Financial Corp.	1,146,911	5,986,875
SCBT Financial Corp.	44,210	1,367,415
State Bank Financial Corp. (I)	50,000	799,500
Synovus Financial Corp.	4,000,000	6,960,000

Diversified Financial Services 2.58%
PICO Holdings, Inc. (I)	432,145	9,537,440

Thrifts & Mortgage Finance 2.52%
Astoria Financial Corp.	380,324	3,168,099
Hudson City Bancorp, Inc.	245,438	1,651,798
Northeast Community Bancorp, Inc.	590,000	4,047,400
TFS Financial Corp. (I)	49,065	441,585

Health Care 4.47%		16,547,245

Biotechnology 0.16%
Geron Corp. (I)	300,000	594,000

Health Care Equipment & Supplies 1.82%
Teleflex, Inc.	110,000	6,730,900

Health Care Providers & Services 2.49%
Hanger Orthopedic Group, Inc. (I)	470,768	9,222,345

Industrials 9.07%		33,561,258

Commercial Services & Supplies 3.16%
Cenveo, Inc. (I)	1,000,000	3,350,000
TMS International Corp. (I)(V)	786,087	8,348,244

Road & Rail 5.22%
Swift Transporation Company (I)	1,673,758	19,298,430

Trading Companies & Distributors 0.69%
Seacube Container Leasing, Ltd.	166,100	2,564,584

Information Technology 15.49%		57,277,314

Communications Equipment 5.67%
Snap Interactive, Inc. (I)(V)	2,139,163	3,508,227
Sycamore Networks, Inc. (I)	899,346	17,465,299

Internet Software & Services 8.45%
CrowdGather, Inc. (I)(V)	3,950,000	790,000
Cupid PLC	1,100,000	3,650,568
Travelzoo, Inc. (I)	552,145	14,250,862
Velti PLC (I)	1,434,711	12,553,721

IT Services 1.37%
iGate Corp. (I)	277,642	5,058,637

Materials 8.87%		32,789,869

Chemicals 6.14%
Chemtura Corp. (I)	1,616,792	22,715,928

Paper & Forest Products 2.73%
AbitibiBowater, Inc. (I)	695,234	10,073,941

2

Small Cap Intrinsic Value Fund
As of 1-31-12 (Unaudited)

	Shares	Value
Utilities 0.30%		$1,106,300

Water Utilities 0.30%
Purecycle Corp. (I)	370,000	1,106,300

	Contracts	Value

Purchased Options 0.04%		$132,500

(Cost $74,300)

Call Options 0.04%

Liberty Global Inc., Class A (Expiration Date: 1-19-13; Strike Price: $35.00) (I)	100	132,500

	Shares	Value

Warrants 0.10%		$358,790

(Cost $0)

CrowdGather, Inc. (Expiration Date: 9-4-16; Strike Price: $1.50) (I)(V)	1,875,000	9,842
Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)(V)	1,000,000	348,948

Total investments (Cost $375,044,310)† 99.44%		$367,775,677

Other assets and liabilities, net 0.56%		$2,085,667

Total net assets 100.00%		$369,861,344

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $379,908,350. Net unrealized depreciation aggregated $12,132,673, of which $44,983,459 related to appreciated investment securities and $57,116,132 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 1-31-12:

United States	85.9%
China	3.6%
Jersey, C.I.	3.4%
Canada	3.0%
Bermuda	2.4%
United Kingdom	1.0%
Other assets and liabilities, net	0.7%

3

Small Cap Intrinsic Value Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$91,190,718	$91,190,718	—	—
Consumer Staples	14,300,528	14,300,528	—	—
Energy	53,672,536	53,672,536	—	—
Financials	66,838,619	55,138,619	$11,700,000	—
Health Care	16,547,245	16,547,245	—	—
Industrials	33,561,258	33,561,258	—	—
Information Technology	57,277,314	53,626,746	3,650,568	—
Materials	32,789,869	32,789,869	—	—
Utilities	1,106,300	1,106,300	—	—
Purchased Options	132,500	132,500	—	—
Warrants	358,790	—	358,790	—
Total Investments in Securities	$367,775,677	$352,066,319	$15,709,358	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

4

Small Cap Intrinsic Value Fund
As of 1-31-12 (Unaudited)

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value.

During the period ended January 31, 2012, the Fund used purchased options to manage against anticipated changes in securities and gain exposure to securities. During the period ended January 31, 2012, the Fund held purchased options with total market values ranging from $133 thousand to $738 thousand, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012, by risk category:

			Liability
	Financial Instruments	Asset Derivatives	Derivatives
Risk	Location	Fair Value	Fair Value

Equity Contracts	Purchased Options*	$132,500	-

*Purchased options are included in the portfolio of investments.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended (1940 Act), are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2012 is set forth below:

		Beginning	Ending
		share	share	Realized	Dividend
Affiliate		amount	amount	gain (loss)	income	Ending value

CrowdGather, Inc.
Bought: None	Sold: None	3,950,000	3,950,000	-	-	$ 790,000
CrowdGather, Inc. (Warrants)
Bought: None	Sold: None	1,875,000	1,875,000	-	-	$ 9,842
Snap Interactive, Inc.
Bought: None	Sold: None	2,139,163	2,139,163	-	-	$ 3,508,227
Snap Interactive, Inc. (Warrants)
Bought: None	Sold: None	1,000,000	1,000,000	-	-	$ 348,948
TMS International Corp.
Bought: None	Sold: 179,347	965,434	786,087	($546,581)	-	$ 8,348,244

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 1/12
3/12

MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Global Opportunities Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 100.48%		$857,007,437

(Cost $972,788,713)

Brazil 20.54%		175,219,542

BHG SA - Brazil Hospitality Group (I) (V)	2,723,646	24,941,811
GP Investments, Ltd. (I)	4,859,347	11,180,503
HRT Participacoes em Petroleo SA (I)	7,446	1,951,848
LLX Logistica SA (I)	8,189,315	16,732,975
MPX Energia SA (I)	1,184,266	31,789,192
OGX Petroleo e Gas Participacoes SA (I)	9,356,041	88,623,213

Canada 14.24%		121,479,165

Africa Oil Corp. (I)	3,362,708	5,701,210
Avalon Rare Metals, Inc. (I)	3,278,710	11,117,597
Fortune Minerals, Ltd. (I) (V)	8,895,218	8,782,553
Ivanhoe Energy, Inc. (I) (V)	20,286,574	21,041,226
Karnalyte Resources, Inc. (I) (V)	2,319,557	22,786,114
Lundin Mining Corp. (I)	2,407,505	12,173,183
PetroBakken Energy, Ltd., Class A	725,187	10,617,079
Progress Energy Resources Corp.	2,762,637	29,260,203

Egypt 1.51%		12,844,868

Citadel Capital SAE (I)	20,600,409	10,559,055
Egyptian Financial Group-Hermes Holding (I)	1,120,327	2,285,813

France 2.10%		17,899,647

Saft Groupe SA	590,686	17,899,647

Hong Kong 0.02%		215,628

Natural Beauty Bio-Technology, Ltd.	1,393,603	215,628

India 17.67%		150,751,513

Adani Power, Ltd. (I)	4,962,104	7,990,431
Bharat Heavy Electricals, Ltd.	1,334,358	6,741,439
Colgate-Palmolive India, Ltd.	818,666	16,687,892
DLF, Ltd.	1,213,921	5,310,852
Indiabulls Power, Ltd. (I)	6,132,824	1,401,835
Pantaloon Retail India, Ltd.	792,428	2,702,470
Procter & Gamble Hygiene & Health Care, Ltd.	166,026	6,194,177
Reliance Capital, Ltd.	7,398,179	54,026,001
Reliance Infrastructure, Ltd.	4,573,273	49,696,416

Ireland 0.05%		391,108

Velti PLC (I)	44,698	391,108

Italy 8.46%		72,135,637

Mediaset SpA	8,931,156	26,411,757
Piaggio & C SpA	3,140,675	8,352,704
Prysmian SpA	1,214,427	18,261,279
Salvatore Ferragamo Italia SpA (I)	1,136,504	19,109,897

Japan 0.92%		7,833,856

Mazda Motor Corp. (I)	4,748,320	7,833,856

Spain 3.26%		27,814,428

Abengoa SA	1,313,220	27,814,428

Switzerland 2.81%		23,933,230

Credit Suisse Group AG (I)	920,276	23,933,230

1

John Hancock Global Opportunities Fund
As of 1-31-12 (Unaudited)

United Kingdom 1.04%		$8,871,125

Delphi Automotive PLC (I)	330,642	8,871,125

United States 27.86%		237,617,690

Alpha Natural Resources, Inc. (I)	905,875	18,226,205
Bank of America Corp.	6,601,053	47,065,508
Brazil Ethanol, Inc. (I) (S)	301,903	3,019
Ceva, Inc. (I)	701,576	18,949,568
Cloud Peak Energy, Inc. (I)	203,244	3,851,474
Denbury Resources, Inc. (I)	1,408,886	26,571,590
Janus Capital Group, Inc.	2,305,667	18,145,599
Live Nation Entertainment, Inc. (I)	2,570,532	26,425,069
Owens Corning, Inc. (I)	251,227	8,478,911
Peabody Energy Corp.	339,644	11,578,464
Sirius XM Radio, Inc. (I)	7,907,716	16,527,126
WABCO Holdings, Inc. (I)	257,345	13,343,338
Warren Resources, Inc. (I) (V)	7,992,084	28,451,819

Total investments (Cost $972,788,713)† 100.48%		$857,007,437

Other assets and liabilities, net (0.48%)		($4,117,221)

Total net assets 100.00%		$852,890,216

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) This securities is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the notes to the schedule of investments.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,016,800,003. Net unrealized depreciation aggregated $159,792,566, of which $30,944,636 related to appreciated investment securities and $190,737,202 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 1-31-12:

Energy	28.8%
Financials	23.2%
Consumer Discretionary	13.6%
Industrials	12.8%
Utilities	10.7%
Materials	6.4%
Consumer Staples	2.7%
Information Technology	2.3%
Other assets & liabilities, net	-0.5%

2

John Hancock Global Opportunities Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/12	Price	Inputs	Inputs

Common Stocks
Brazil	$175,219,542	$175,219,542	—	—
Canada	121,479,165	121,479,165	—	—
Egypt	12,844,868	—	$12,844,868	—
France	17,899,647	—	17,899,647	—
Hong Kong	215,628	—	215,628	—
India	150,751,513	—	150,751,513	—
Ireland	391,108	391,108	—	—
Italy	72,135,637	—	72,135,637	—
Japan	7,833,856	—	7,833,856	—
Spain	27,814,428	—	27,814,428	—
Switzerland	23,933,230	—	23,933,230	—
United Kingdom	8,871,125	8,871,125	—	—
United States	237,617,690	237,614,671	—	3,019
Total investments in Securities	$857,007,437	$543,575,611	$313,428,807	$3,019

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally

3

John Hancock Global Opportunities Fund
As of 1-31-12 (Unaudited)

determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates changes. The following table summarizes the contracts held at January 31, 2012. During the period ended January 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from 686.0 million to 1.3 billion as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT
	COVERED	COVERED BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPREICATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
Brazilian Real	387,946,950	$216,000,000	Morgan Stanley & Co., Inc.	2/2/2012	$6,039,234

		$216,000,000			$6,039,234
Sells
Brazilian Real	619,254,100	$346,000,000	Morgan Stanley & Co., Inc.	2/2/2012	($7,451,146)
Swiss Franc	36,677,060	39,059,702	UBS AG	3/28/2012	(822,330)
Japanese Yen	6,520,719,000	84,959,401	Bank of Montreal	3/28/2012	(651,331)

		$470,019,103			($8,924,807)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

		Asset Derivatives	Liability Derivatives Fair
Risk	Financial Instruments Location	Fair Value	Value

Foreign exchange contracts	Forward foreign currency contracts	$6,039,234	($8,924,807)

		$6,039,234	($8,924,807)

4

John Hancock Global Opportunities Fund
As of 1-31-12 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in affiliated issuers during the period ended January 31, 2012, is set forth below:

		Beginning	Ending	Realized
		Share	Share	Gain	Dividend	Ending
Affiliate		Amount	Amount	(loss)	Income	Value

BHG SA - Brazil Hospitality Group
Bought: None	Sold: None	2,723,646	2,723,646	-	-	$24,941,811
Fortune Minerals, Ltd.
Bought: 344,154	Sold: None	8,551,064	8,895,218	-	-	$ 8,782,553
Ivanhoe Energy, Inc.
Bought: None	Sold: 50,500	20,337,074	20,286,574	(127,902)	-	$21,041,226
Karnalyte Resources, Inc.
Bought: None	Sold: None	2,319,557	2,319,557	-	-	$22,786,114
Warren Resources, Inc.
Bought: None	Sold: None	7,992,084	7,992,084	-	-	$28,451,819

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012